Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2024		$ 1,469	$ 37,186,924	$ (12,686,896)	$ (13,790,042)	$ 10,711,455
Balance, shares at Dec. 31, 2024	[1]	14,687,500
Retroactive application of common control acquisition		$ 7,500	(7,500)
Retroactive application of common control acquisition, shares	[1]	75,000,000
Adjusted opening balance		$ 8,969	37,179,424	(12,686,896)	(13,790,042)	10,711,455
Adjusted opening balance, shares	[1]	89,687,500
Net income for the period					10,024,075	10,024,075
Foreign currency translation adjustment				1,368,175		1,368,175
Balance at Jun. 30, 2025		$ 8,969	37,179,424	(11,318,721)	(3,765,967)	22,103,705
Balance, shares at Jun. 30, 2025	[1]	89,687,500
Balance at Dec. 31, 2025		$ 8,969	37,179,424	(12,111,193)	2,764,110	27,841,310
Balance, shares at Dec. 31, 2025	[1]	89,687,500
Net income for the period					6,067,538	6,067,538
Foreign currency translation adjustment				(404,529)		(404,529)
Dividend					(5,829,688)	(5,829,688)
Balance at Jun. 30, 2026		$ 8,969	$ 37,179,424	$ (12,515,722)	$ 3,001,960	$ 27,674,631
Balance, shares at Jun. 30, 2026	[1]	89,687,500

[1]	The share amounts are presented on a retroactive basis, giving the effect from the completion of common control acquisition in HTL Marketing Pte Ltd.